                                                                               .
                                                                               .
                                                                               .

                   PROSPECTUS SUPPLEMENT DATED MAY 23, 2008*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY           274320 C
 RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY          45313 L

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

Effective June 6, 2008, the following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                          INVESTMENT OBJECTIVE AND POLICIES         INVESTMENT ADVISOR
                                   Long-term capital appreciation. Under     RiverSource Investments, LLC, adviser;
                                   normal market conditions, at least 80%    Barrow, Hanley, Mewhinney & Strauss,
                                   of the Fund's net assets will be          Inc., Denver Investment Advisors LLC,
                                   invested in small cap companies with      Donald Smith & Co., Inc., River Road
                                   market capitalization, at the time of     Asset Management, LLC and Turner
                                   investment, of up to $2.5 billion or      Investment Partners, Inc.,
                                   that fall within the range of the         subadvisers.
                                   Russell 2000(R) Value Index.
 RiverSource Partners Variable
 Portfolio -- Small Cap Value
 Fund

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45313-15 A (5/08)

*Valid until next prospectus update.

                   PROSPECTUS SUPPLEMENT DATED MAY 23, 2008*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY             273480 K

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Effective June 6, 2008, the following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                                     INVESTMENT OBJECTIVE AND POLICIES                  INVESTMENT ADVISOR
 RiverSource Partners Variable           Long-term capital appreciation. Under normal    RiverSource Investments, LLC,
 Portfolio -- Small Cap Value Fund       market conditions, at least 80% of the          adviser; Barrow, Hanley, Mewhinney
                                         Fund's net assets will be invested in small     & Strauss, Inc., Denver Investment
                                         cap companies with market capitalization, at    Advisors LLC, Donald Smith & Co.,
                                         the time of investment, of up to $2.5           Inc., River Road Asset Management,
                                         billion or that fall within the range of the    LLC and Turner Investment
                                         Russell 2000(R) Value Index.                    Partners, Inc., subadvisers.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
273480-11 A (5/08)

* Valid until next prospectus update.

                   PROSPECTUS SUPPLEMENT DATED MAY 23, 2008*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) INNOVATIONS VARIABLE ANNUITY                 45282 J

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Effective June 6, 2008, the following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                             INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISOR
 RiverSource Partners Variable        Long-term capital appreciation. Under normal     RiverSource
 Portfolio -- Small Cap Value Fund    market conditions, at least 80% of the Fund's    Investments, LLC,
                                      net assets will be invested in small cap         adviser; Barrow,
                                      companies with market capitalization, at the     Hanley, Mewhinney &
                                      time of investment, of up to $2.5 billion or     Strauss, Inc., Denver
                                      that fall within the range of the Russell        Investment Advisors
                                      2000(R) Value Index.                             LLC, Donald Smith &
                                                                                       Co., Inc., River Road
                                                                                       Asset Management, LLC
                                                                                       and Turner Investment
                                                                                       Partners, Inc.,
                                                                                       subadvisers.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45282-5 A (5/08)

* Valid until next prospectus update.